Consolidated VIEs and Noncontrolling Interests - Additional Information (Detail) - USD ($)							1 Months Ended						3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 29, 2021	Oct. 02, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 30, 2017	Mar. 31, 2021	Aug. 31, 2020	Jul. 31, 2020	Mar. 31, 2020	Aug. 31, 2019	Feb. 28, 2019	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Oct. 31, 2020	Sep. 17, 2020	Apr. 30, 2020	Oct. 31, 2019	Oct. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Distributions to the noncontrolling interest holders																		$ 315,015,000	$ 317,264,000	$ 40,000,000
Proceeds from sale of investments																	$ 10,832,000	1,170,766,000	1,172,860,000	16,599,000	$ 2,202,000
Sale of equity method investments amount held back										$ 15,000,000.0
Redemption payments to noncontrolling interest holders																		317,611,000	319,860,000	40,000,000
Construction agreement amount										200,000,000
Investments received, amount							$ 0
Equity method investment							0
Loss on deconsolidation																			(153,045,000)
Noncontrolling interests				$ 322,185,000									$ 6,266,000				6,266,000		1,862,000	322,185,000
Goodwill on deconsolidation				698,416,000	$ 681,017,000								676,932,000				676,932,000		679,351,000	698,416,000	681,017,000
Increase to additional paid in capital on goodwill retained		$ 28,700,000
Shares issued fair value																										$ 19.19
Accumualted other comprehensive income, noncontrolling interest				$ (4,374,712,000)	$ (2,458,576,000)								(10,670,424,000)		$ (5,692,452,000)		(10,670,424,000)		(7,671,923,000)	(4,374,712,000)	(2,458,576,000)	$ (1,302,451,000)
Proceeds from exercise of call options from Softbank Latin America																	2,417,000	149,000	212,000	$ 38,823,000	$ 3,505,000
Escrow and Construction Agreement [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Construction agreement amount										200,000,000
Revenue recognized													29,800,000	$ 25,600,000			52,700,000	36,600,000	61,600,000
424 Fifth Property [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Assets sold, gross purchase price										978,100,000
Cash proceeds from sale of assets										930,200,000
Proceeds from sale of equity method investments							$ 10,000,000.0
Impairment of intangible assets															$ 53,700,000		53,700,000
Impairment loss on assets sold																			53,700,000
424 Fifth Property [Member] | Land [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Assets sold, gross purchase price										356,500,000
424 Fifth Property [Member] | Building [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Assets sold, gross purchase price										$ 653,800,000
WW Caesar Member LLC [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of noncontrolling interest				67.00%																67.00%
Distributions to the noncontrolling interest holders									$ 6,600,000
Proceeds from sale of investments									8,600,000
Legal fees paid									$ 300,000
Gain on the sale investment																			5,000,000.0
Noncontrolling interests				$ 6,500,000																$ 6,500,000
424 Fifth Venture [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Lease property, term										20 years
Lease property, lease guarantee										$ 1,200,000,000
424 Fifth Venture [Member] | 424 Fifth Property [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Acquisition of real estate investment												$ 852,800,000
Acquisition of real estate investment, Land acquired												356,500,000
Acquisition of real estate investment, Building acquired												$ 496,300,000
Payments for sale of productive assets										128,000,000.0
Redemption payments to noncontrolling interest holders										315,000,000.0
Redemption payments to noncontrolling interest holders, Return of capital										272,200,000
Redemption payments to noncontrolling interest holders, Return on capital										$ 42,800,000
Creator Fund [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of noncontrolling interest					99.99%																99.99%
Impairment loss on assets sold																	4,100,000
Creator Awards Production Services Reimbursement Obligation Payable				21,600,000																$ 21,600,000
China Co [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of ownership interest																							21.60%
Investments received, amount		26,300,000
Percentage of ownership																							21.60%
Ordinary shares issued to consultant																					2,000,000
Conversion of debt to common stock			$ 191,100,000
Equity method investment		26,300,000
Loss on deconsolidation		153,000,000.0
Noncontrolling interests		(22,600,000)
Net assets carrying value		156,700,000
Goodwill on deconsolidation		344,300,000
Increase to additional paid in capital on goodwill retained		28,700,000
China Co [Member] | Naked Hub Holdings Ltd [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Ordinary shares issued for acquisition																				45,757,777
Short-term loan used for acquisition								$ 25,000,000.0
Obligation for reimbursement on shares issued for acquisition				$ 191,100,000	$ 14,700,000															$ 191,100,000	$ 14,700,000
China Co [Member] | Series A Preferred Stock [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Shares issued, value													$ 500,000,000.0				$ 500,000,000.0					$ 500,000,000.0
Shares issued, price per share													$ 10.00				$ 10.00					$ 10.00
Shares issued, liquidation preference													$ 10.00				$ 10.00					$ 10.00
China Co [Member] | Series B Preferred Stock [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Shares issued, value					$ 500,000,000.0								$ 500,000,000.0				$ 500,000,000.0				$ 500,000,000.0
Shares issued, price per share					$ 18.319								$ 18.319				$ 18.319				$ 18.319
Shares issued, liquidation preference					$ 18.319								$ 18.319				$ 18.319				$ 18.319
Pacific Co [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Noncontrolling interests																$ 92,800,000			92,800,000
Fair value of common stock																280,300,000			280,300,000
Adjustments to additional paid in capital, noncontrolling interest																187,500,000			187,500,000
Pacific Co [Member] | AOCI Attributable to Noncontrolling Interest [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Accumualted other comprehensive income, noncontrolling interest																$ 10,400,000			$ 10,400,000
WeWork Capital Advisors LLC [Member] | WPI Fund [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of ownership interest				50.00%							50.00%									50.00%
Percentage of ownership				50.00%							50.00%									50.00%
WeWork Capital Advisors LLC [Member] | 424 Fifth Venture [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of noncontrolling interest										17.20%
WeWork Capital Advisors LLC [Member] | China Co [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of ownership interest																			19.70%
Investments received, amount																			$ 26,300,000
Percentage of ownership																			19.70%
Conversion of debt to common stock			$ 42,000,000
Preferred stock liquidation preference		25,000,000.0
Equity method investment																			$ 26,300,000
Goodwill on deconsolidation		315,600,000
Affiliates of Rhône [Member] | WPI Fund [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of ownership interest				50.00%							50.00%									50.00%
Percentage of ownership				50.00%							50.00%									50.00%
Another Investor [Member] | 424 Fifth Venture [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of ownership interest										38.00%
Percentage of ownership										38.00%
WPI Fund [Member] | 424 Fifth Venture [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of ownership interest										44.80%
Percentage of ownership										44.80%
SoftBank Group Capital Limited [Member] | Creator Fund [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of ownership interest																								99.99%
Investments received, amount																								$ 72,400,000
Percentage of ownership																								99.99%
Contributions received for investments													$ 0				$ 0		$ 200,000	$ 27,400,000
Equity method investment																								$ 72,400,000
Trustbridge Partner [Member] | China Co [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of ownership interest																			21.60%
Percentage of ownership																			21.60%
Preferred stock liquidation preference		100,000,000.0
Trustbridge Partner [Member] | China Co [Member] | Initial Investment Closing [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of ownership interest																			50.50%
Percentage of noncontrolling interest																			21.60%
Percentage of ownership																			50.50%
Total gross proceeds from issuance of new series		100,000,000.0
Preferred stock liquidation preference																			$ 100,000,000.0
Trustbridge Partner [Member] | China Co [Member] | Second Investment Closing [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of ownership interest																			55.00%
Percentage of ownership																			55.00%
Total gross proceeds from issuance of new series	$ 100,000.0	$ 100,000,000.0
Preferred stock liquidation preference																			$ 200,000,000.0
Affiliate Of SBG [Member] | Japan Co [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of ownership interest																						50.00%
Percentage of ownership																						50.00%
Aggregate contribution on shares issued																						$ 500,000,000.0
Proceeds from issuance of stock				$ 100,000,000.0	$ 300,000,000.0									100,000,000.0						100,000,000.0	$ 300,000,000.0
Affiliate Of SBG [Member] | Pacific Co [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Shares issued, value																						$ 500,000,000.0
Shares issued, price per share																						$ 10.00
Shares issued, liquidation preference																						$ 10.00					$ 11.60
Total gross proceeds from issuance of new series						$ 200,000,000.0					$ 100,000,000.0								100,000,000.0		100,000,000.0
Shares issuable for consolidation																											34,482,759
Shares issued										34,482,759
Shares issued fair value																									$ 8.13
Affiliate Of SBG [Member] | Pacific Co [Member] | Series A1 Preferred Stock [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Shares issued, value																						$ 500,000,000.0
Shares issued, price per share																						$ 10.00
Shares issued, liquidation preference																						$ 10.00
Total gross proceeds from issuance of new series								$ 100,000,000.0											$ 100,000,000.0	$ 100,000,000.0	$ 100,000,000.0	$ 200,000,000.0
Affiliate Of SBG [Member] | Pacific Co [Member] | Series H1 Or H2 Preferred Stock [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Shares issued, liquidation preference																											$ 11.60
Shares issuable for consolidation																											34,482,759
Affiliate Of SBG [Member] | Pacific Co [Member] | Series H1 Preferred Stock [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Shares issued							34,482,759
Shares issued fair value																									$ 8.13
Affiliate Of SBG [Member] | LatamCo [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of ownership interest													71.00%				71.00%
Percentage of ownership													71.00%				71.00%
Aggregate contribution on shares issued																	$ 80,000,000.0
Proceeds from issuance of stock																	$ 30,000,000.0
Percentage of voting power																	49.90%
Commitment amount of cost liable to pay upon termination of leases																	$ 26,500,000
Proceeds from exercise of call options from Softbank Latin America																	60,000,000.0
Affiliate Of SBG [Member] | LatamCo [Member] | Greater Latin American territory [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Commitment fund amount													$ 12,500,000				12,500,000
Subsequent Event [Member] | Affiliate Of SBG [Member] | LatamCo [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Proceeds from secued promissory notes																	$ 50,000,000.0
WeCap Manager [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of noncontrolling interest exchanged											20.00%
WeCap Manager [Member] | Maximum [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of interest distributions received																			85.00%	85.00%
WeCap Manager [Member] | Minimum [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of interest distributions received																	50.00%		50.00%
WeCap Manager [Member] | WeWork Capital Advisors LLC [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of ownership interest											80.00%
Management fee income, classified as other revenue													$ 3,700,000				$ 10,700,000		$ 24,900,000	$ 10,700,000
Percentage of ownership											80.00%
WeCap Manager [Member] | Another Investor [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Management fee income, classified as other revenue														$ 5,100,000				$ 14,400,000